PROPERTY AND EQUIPMENT, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property, Plant and Equipment [Line Items]
Cost	¥ 1,406,860		¥ 1,152,994
Less: accumulated depreciation	(363,172)		(274,177)
Less: impairment provision	(21,845)		0
Property and equipment, net	1,021,843		878,817
Construction in Progress	77,440		65,401
Total	1,099,283		944,218		$ 157,195
Depreciation expenses	103,250		116,953	¥ 77,701
Impairment provision for fixed assets	21,845	$ 3,124	0	¥ 0
Land
Property, Plant and Equipment [Line Items]
Cost	42,439		39,312
Buildings
Property, Plant and Equipment [Line Items]
Cost	342,706		342,673
Electronic equipment
Property, Plant and Equipment [Line Items]
Cost	173,819		139,418
Leasehold improvements
Property, Plant and Equipment [Line Items]
Cost	112,866		81,431
Machinery and equipment
Property, Plant and Equipment [Line Items]
Cost	533,554		350,483
Furniture and fixture
Property, Plant and Equipment [Line Items]
Cost	193,318		193,190
Transportation vehicles
Property, Plant and Equipment [Line Items]
Cost	¥ 8,158		¥ 6,487